Summary of Significant Accounting Policies (Details Narrative)						1 Months Ended	8 Months Ended	10 Months Ended		12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 USD ($) Capacity	Dec. 31, 2018 shares	Aug. 31, 2023 Capacity	Nov. 09, 2023 USD ($) Capacity	Oct. 16, 2023 USD ($)	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) Capacity shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Reclassification of vessel operating expenses											$ 13,564,000	$ 26,128,000
Reclassification of depreciation and amortization											63,605,000	43,321,000
Aggregate direct vessel expenses											77,169,000	69,449,000
Other investments - Book Value										$ 10,483,000	12,289,000
Allowance for credit losses										0	0	0	$ 2,990,000
Scrap value per light weight ton										340,000	$ 340,000
Vessel year built	2023	2023	2023	2016	2023		2019	2023			2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax		Kamsarmax	containership
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010		81,692	5,300			5,300
Proceeds from Sale of Property, Plant, and Equipment										191,124,000	$ 190,293,000	259,004,000
Property, Plant and Equipment, Additions					$ 35,605,000			$ 66,733,000
Payments to Acquire Property, Plant, and Equipment									$ 28,127,000
Working capital balances										$ 339,367,000	318,926,000	249,875,000
Percentage of increase in vessel operating lease										3.00%
Amortization of deferred dry dock and special survey costs										$ 82,515,000	63,605,000	43,321,000
Amortization of Debt Issuance Costs and Discounts										10,705,000	7,841,000	7,188,000
Impairment of Intangible Assets, Finite-Lived										$ 0	0	0
Number of reportable segment | Segment										1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]										Chairwoman and Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description										The CODM evaluates performance, including monitoring budget versus actual results, using consolidated net income, which encompasses all expense categories as presented in the Consolidated Statements of Comprehensive Income.
Description of distribution policy										As per the partnership agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of available cash, as defined therein, with respect to such quarter shall be distributed to the partners as of the record date selected by the board of directors.
Partners' Capital Account, Distributions										$ 5,955,000	6,132,000	6,160,000
Cash Equivalents [Member]
Property, Plant and Equipment [Line Items]
Allowance for credit losses										0	0	0
Insurance Claims [Member]
Property, Plant and Equipment [Line Items]
Allowance for credit losses										0	0	0
Operating Leases Deemed Uncollectible [Member]
Property, Plant and Equipment [Line Items]
Write offs of accounts receivable										$ 0	$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares										0	0	1,001
Dry Bulk Vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life										25 years
Containerships [Member]
Property, Plant and Equipment [Line Items]
Useful life										30 years
Navios Acquisition [Member] | Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Restricted common units granted | shares						8,116
Shares conversion rate										0.1275
Time Chartering and Bareboat Chartering [Member]
Property, Plant and Equipment [Line Items]
Operating lease, lease income										$ 1,274,633,000	$ 1,207,066,000	$ 1,149,240,000
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]										Time charter and voyage revenues	Time charter and voyage revenues	Time charter and voyage revenues
Voyage Contracts [Member]
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax										$ 36,851,000	$ 91,844,000	$ 107,412,000
Pooling Arrangements [Member]
Property, Plant and Equipment [Line Items]
Operating lease, lease income										30,945,000	35,156,000	50,161,000
Profit Sharing [Member]
Property, Plant and Equipment [Line Items]
Operating lease, lease income										$ 1,714,000	$ 0	$ 76,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys										30 months
Minimum [Member] | Voting Rights [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates										20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydockings / special surveys										60 months
Maximum [Member] | Voting Rights [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates										50.00%